Borrowing costs	12 Months Ended
Dec. 31, 2021
Borrowings [abstract]
Disclosure of borrowings [text block]
In November 2021, the Group entered in a US$180 million borrowing agreement with maturity in one-year from the execution date and the payment will occur in a single installment as the due date. Interest on the borrowing is paid on the maturity of the operation, together with the total settlements of the financial instruments. On December 31, 2021, the borrowing amounted to R$1,005,787, of which R$1,297 related to interest.
In the same operation, the Company contracted derivative financial instruments (“Swaps”) for the borrowing in foreign currency, with the specific objective of protecting said borrowing from fluctuations arising from exchange variation, with the final remuneration, considering all the costs of the operation, equivalent to 109.4% of the CDI. In 2021, the Company incurred in financial expenses in the amount of R$14,317.
That capture was directed to working capital helping to financing the operation and it is not linked to borrowing limits or covenants.